Common and Preferred Stock (Details Narrative) - shares	3 Months Ended
	Sep. 30, 2017	Jul. 14, 2017	Jun. 30, 2016
Common Stock Details
Common Stock Authorized	950,000,000		950,000,000
Common Stock Issued	6,740,928
Convertible Notes Payable Conversion	6,240,928
Increase of Shares in Incentive Plan		65,000,000
Preferred Stock Authorized	20,000,000
Designated Preferred	10,000,000
Undesignated Preferred	10,000,000
Shares Issued for Cash	500,000